      PROVIDENT
-------------------------------------------------------------------------------
    INSTITUTIONAL     400 Bellevue Parkway, Wilmington, DE 19809
        FUNDS           Phone: 302-792-2555  Fax: 302-792-5876




                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.

                                                                   March 4, 1996

Dear Shareholder:

     We are pleased to present the Annual Report to Shareholders of Municipal Fund for California Investors, Inc. for the year ended January 31, 1996.

     The accompanying Investment Adviser's Report presents interesting comments on the economic situation in California which, while troublesome, seems to be improving. The Advisers also discuss the municipal market generally.

     Provident Institutional Funds offers a broad range of high quality Taxable and Tax-Exempt Money Market and Fixed Income Funds to meet the varied needs of our investors. Please feel free to contact your Provident Distributors, Inc. account representative or our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                            Sincerely,

                                            /s/ G. WILLING PEPPER
                                            ---------------------
                                            G. Willing Pepper
                                              Chairman

                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT

     California's economy moved from recovery to expansion in 1995. After nearly five years, the State rebounded to its 1990 peak level of employment of 12.6 million jobs. The State's job market grew by 3.1% last year, more than doubling the overall U.S. rate of 1.5%. The industries that led the expansion included international trade, computers and technology, and entertainment. The State's unemployment rate declined last year, but is still significantly higher than the overall U.S. rate. The California unemployment rate in January 1996 was 7.7%, down from 8.2% in January 1995, but well above the U.S. unemployment rate of 5.8%. Over the last four years, the higher than average unemployment rate led to consistent increases in net job migration to other western states; however, in 1995, the rate did begin to decelerate.

     The Governor's proposed 1996-97 budget projects a third consecutive year of surplus operations, but the general fund reserve will be less than 1% of annual expenses. The latest budget estimates also indicate that the State will have no short-term debt outstanding on June 30, 1996, after retiring $2 billion in short-term issuance planned for April 1996. The Governor's budget projects $3.2 billion in short-term debt issuance in 1996-97. The 1996-97 budget also proposes long-term debt issuance of $7 billion for new prisons, water projects and education facilities. Expected acceleration in future funding requirements for K-12 schools, combined with the Governor's proposed 15% reduction in personal and corporate taxes over the next three years, could make future financial balance difficult, unless economic activity continues to grow.

     The news on California rating changes in 1995 indicates that, despite the improvement in the State's economy, the structural problems that exist continue to be troublesome. S&P had 73 downgrades and 23 upgrades, with volume of $13.9 billion down and $664 million up. There were 34 downgrades attributable to three counties--Los Angeles, Riverside and Alameda. Los Angeles County continues to have fiscal problems related to social service and health care expenses. Riverside and Alameda Counties had weakened financials as a result of the shift in property tax revenues from counties to school districts.

     Orange County continues its efforts to structure a bond issue to repay certain short-term obligations which were originally scheduled to mature in the summer of 1995, but which were extended to June 1996. The key will be to fashion a reliable revenue flow dedicated to the payment of debt service on such repayment debt. Cooperation among the County, the bankruptcy court, the investment pool participants and Sacramento is essential to the completion of a successful financing.

     The big municipal story early in 1995 was Orange County's bankruptcy. As the year progressed, other events such as the credit quality deterioration of Japanese banks and the debate over flat tax proposals overshadowed Orange County in the municipal market. In this type of environment, the Fund pursued conservative investment strategies, including the avoidance of all Orange County securities and the purchase of California notes only if accompanied by credit enhancements, such as letters of credit or insurance. In addition, our credit research staff monitored the Japanese banks very closely and imposed restrictions on investments in a select group of banks, to maturities of 30 days and less.

     The Federal Reserve eased monetary policy last year, as evidenced by three reductions in the federal funds rate. As a result, the investment strategy of the CalMoney Fund was to prudently extend maturities in an effort to lock in attractive yields before further declines in rates, by buying tax-exempt commercial paper and California-exempt notes.

     Total municipal issuance volume totaled over $190 billion during 1995. The volume of short-term tax-free obligations was $37.3 billion, which was down $2.5 billion from 1994. California represented $6.3 billion in new issuance, or 16.9% of all short-term issuance, and only $1.55 billion California notes were enhanced with letters of credit or insurance. The two largest issues were Los Angeles County and San Bernardino County TRANS which CalMoney purchased selectively during the year.

     Given the fiscal pressures which continue to impact California, the careful selection of high quality securities will remain a primary objective in the management of the Fund's two portfolios. On January 31, 1996, the California Intermediate Municipal Fund had net assets of $14.9 million and CalMoney stood at $421 million.

     CalMoney ranked #7 among 48 California tax-exempt money market funds, according to Lipper Analytical Serivces, Inc. for the year ended January 31, 1996.

     The current strategy in the California Intermediate Municipal Fund is to increase the current coupon and yield by purchasing additional high coupon pre-refunded bonds. This would modestly increase the average maturity without subjecting the Fund to undue risk during periods of market uncertainty. The Fund continues to emphasize higher quality issues. Currently, 90% of the Fund's assets are rated AA or higher.

                                        PNC INSTITUTIONAL MANAGEMENT CORPORATION

March 1, 1996

                CALIFORNIA INTERMEDIATE MUNICIPAL FUND PORTFOLIO

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CALIFORNIA INTERMEDIATE
            MUNICIPAL FUND AND THE LEHMAN BROTHERS 5-YEAR BOND INDEX
                        (FOR EACH YEAR ENDED JANUARY 31)

                                  CALIFORNIA        LEHMAN
                                 INTERMEDIATE     BROTHERS 5-
      MEASUREMENT PERIOD           MUNICIPAL       YEAR BOND
    (FISCAL YEAR COVERED)            FUND            INDEX
9/1/88                                   10000           10000
1989                                     10282           10335
1990                                     10971           11112
1991                                     12063           12140
1992                                     13124           13377
1993                                     14131           14526
1994                                     15438           15746
1995                                     15050           15596
1996                                     16760           17371

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                            Statement of Net Assets
                                January 31, 1996

      INVESTMENTS IN      MATURITY     PAR
        SECURITIES          DATE      (000)       VALUE
----------------------------------   -------   -----------
CALIFORNIA -- 96.04%
  Bay Area Government Association
   (Lease Revenue Pooled Projects)
   Series 1987 DN (National
   Westminster LOC) (VMIG-1)**
   2.90%..................02/07/96   $ 6,527   $ 6,527,000

  California Department of Water
   Resources (Central Valley
   Project) RB Series N-V2 DN
   (Canadian Imperial Bank LOC)
   (A-1+, VMIG-1)**
   3.10%..................02/07/96     6,200     6,200,000

  California Educational
   Facilities Financing Authority
   (Occidental College Project)
   Series 1985B MB (Morgan
   Guaranty LOC) (VMIG-1)
   3.55%..................06/01/96     9,800     9,800,000

  California Health Facilities
   Financing Authority (Adventist
   Health System West-Sutter
   Health) Series 1991B DN
   (Toronto Dominion LOC) (A-1+,
   VMIG-1)**
   2.80%..................02/07/96     2,500     2,500,000

  California Health Facilities
   Financing Authority (Catholic
   Healthcare West) Series 1988A
   DN (MBIA Insurance) (A-1+,
   VMIG-1)**
   2.85%..................02/07/96     4,800     4,800,000

  California Health Facilities
   Financing Authority (Catholic
   Healthcare West) Series 1988B
   DN (MBIA Insurance) (A-1+,
   VMIG-1)**
   2.85%..................02/07/96     1,000     1,000,000

  California Health Facilities
   Financing Authority (Catholic
   Healthcare West) Series 1988C
   DN (MBIA Insurance) (A-1+,
   VMIG-1)**
   2.85%..................02/07/96     4,600     4,600,000

  California Health Facilities
   Financing Authority (Huntington
   Memorial Hospital) DN (Morgan
   Guaranty LOC) (A-1+)**
   2.80%..................02/07/96     3,700     3,700,000

  California Health Facilities
   Financing Authority (Pooled
   Loan Program) Series 1985B DN
   (Morgan Guaranty LOC) (A-1+,
   VMIG-1)**
   2.90%..................02/07/96     6,000     6,000,000

  California Health Facilities
   Financing Authority (Pooled
   Loan Program) Series 1987A DN
   (Sanwa Bank LOC) (VMIG-1)**
   3.00%..................02/07/96     5,600     5,600,000

  California Health Facilities
   Financing Authority (Scripps
   Memorial Hospital) Series 1985B
   DN (MBIA Insurance) (A-1+,
   VMIG-1)**
   3.00%..................02/07/96     6,500     6,500,000

  California Health Facilities
   Financing Authority (St.
   Francis Hospital) DN (MBIA
   Insurance) (A-1+, VMIG-1)**
   2.85%..................02/07/96     5,000     5,000,000

  California Pollution Control
   Financing Authority (Pacific
   Gas & Electric) Series 1988C
   (Credit Suisse LOC) (A-1+, P-1)
   3.15%..................02/08/96     2,705     2,705,000

   3.65%..................02/09/96     6,000     6,000,000

   3.25%..................03/15/96     8,600     8,600,000

  California Pollution Control
   Financing Authority DN (Societe
   Generale LOC) (A-1+, VMIG-1)**
   2.60%..................02/15/96     3,100     3,100,000

  California Pollution Control
   Financing Authority PCRB
   (Chevron Incorporated Project)
   RB
   4.00%..................11/15/96     2,720     2,726,228

  California Pollution Control
   Financing Authority PCRB
   (Pacific Gas & Electric) Series
   D (Bank of Tokyo LOC) (P-1)
   3.10%..................02/07/96     1,200     1,200,000

  California Pollution Control
   Financing Authority PCRB (San
   Diego Gas & Electric) Series
   1984 TECP (VMIG-1)
   4.00%..................09/01/96     6,500     6,500,000

  California Statewide Communities
   Development Authority
   Certificates of Participation
   (Covenant Retirement
   Communities, Inc.) DN (ABN-AMRO
   Bank N.V. LOC) (A-1+)**
   3.25%..................02/07/96     8,000     8,000,000

  California Statewide Communities
   Development Authority
   Certificates of Participation
   (St. Joseph Health System) DN
   (A-1+, VMIG-1)**
   2.80%..................02/07/96    12,300    12,300,000

                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Continued)

      INVESTMENTS IN      MATURITY     PAR
        SECURITIES          DATE      (000)       VALUE
----------------------------------   -------   ------------
  California Statewide Communities
   Development Authority Series
   1995A-2 DN (Federal National
   Mortgage Association LOC)
   (A-1+)**
   2.80%..................02/07/96   $ 2,530   $ 2,530,000

  California Statewide Communities
   Development Authority Series
   1995A-5 DN (Federal National
   Mortgage Association LOC)
   (A-1+)**
   2.85%..................02/07/96    11,100    11,100,000

  California Water Management
   Certificates of Participation
   (Monterey Peninsula Wastewater
   Reclamation Project) DN
   (Sumitomo Bank LOC) (A-1,
   VMIG-1)**
   3.40%..................02/07/96     9,200     9,200,000

  City of Stockton IDRB (La Quinta
   Motor Inns) DN (NationsBank
   LOC) (A-1)**
   3.35%..................02/07/96     2,390     2,390,000

  Contra Costa Multifamily Housing
   Revenue Bonds (Riverside
   Apartments) Series 1992B DN
   (Federal National Mortgage
   Association LOC) (A-1+)**
   3.15%..................02/07/96     4,000     4,000,000

  Corona Multifamily Housing
   Revenue Refunding Bonds
   (Country Hills Apartment
   Project) Series 1995A DN (Bank
   of America LOC) (A-1)**
   2.95%..................02/07/96     7,045     7,045,000

  Eastern Municipal Water District
   Facilities Corporation
   (Riverside County) Certificates
   of Participation DN (FGIC
   Insurance) (A-1+, VMG-1)**
   2.90%..................02/07/96       900       900,000

  Fremont Multifamily Housing
   Bonds (Creekside Village
   Apartments) Series D DN (Fuji
   Bank LOC) (VMIG-1)**
   3.80%..................02/07/96     1,000     1,000,000

  Fremont Multifamily Housing
   Bonds (Mission Wells Project)
   Series 1985E DN (Industrial
   Bank of Japan LOC)
   (A-1+, VMIG-1)**
   3.40%..................02/07/96     5,100     5,100,000

  Golden Empire Schools Financing
   Authority (Kern High School
   District Project) Series B DN
   (National Westminster LOC)
   (A-1+)**
   2.95%..................02/07/96     4,900     4,900,000

  Kern County Certificates of
   Participation (Kern Public
   Facilities Project) Series A DN
   (Sanwa Bank LOC) (VMIG-1)**
   2.85%..................02/07/96     3,700     3,700,000

  Kern County Certificates of
   Participation (Kern Public
   Facilities Project) Series D DN
   (Sanwa Bank LOC) (VMIG-1)**
   2.85%..................02/07/96     2,400     2,400,000

  Los Angeles County Housing
   Authority (Malibu Meadows
   Project) Series A DN
   (Sumitomo Bank LOC) (A-1)**
   3.35%..................02/07/96    14,511    14,511,000

  Los Angeles County Housing
   Authority (Malibu Woods
   Project) Series B DN (Sumitomo
   Bank LOC) (A-1)**
   3.35%..................02/07/96     7,929     7,929,000

  Los Angeles County Metropolitan
   Transportation Authority
   General Revenue Bonds (Union
   Gateway Project) Series 1985A
   DN (Societe Generale LOC)
   (VMIG-1)**
   2.95%..................02/07/96     8,200     8,200,000

  Los Angeles County Metropolitan
   Transportation Authority Second
   Subordinate Sales Tax Revenue
   Notes Series A DN (Industrial
   Bank of Japan LOC) (A-1+)**
   2.90%..................02/07/96     3,600     3,600,000

  Los Angeles County Multifamily
   Mortgage Revenue Bonds Series
   1984B DN (Citibank LOC) (A-1,
   VMIG-1)**
   3.91%..................02/07/96     3,700     3,700,000

  Los Angeles County TRAN (Bank of
   America LOC) (SP-1, MIG-1)
   4.50%..................07/01/96    22,210    22,271,344

  Los Angeles County
   Transportation Commission Sales
   Tax Revenue Refunding Bonds
   Series 1992 DN (FGIC Insurance)
   (A-1+, VMIG-1)**
   2.75%..................02/07/96     4,400     4,400,000


                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Continued)

      INVESTMENTS IN      MATURITY     PAR
        SECURITIES          DATE      (000)       VALUE
----------------------------------   -------   ------------
  Metropolitan Water District of
   Southern California (Revolving
   Credit Agreement With
   Westdeutsche Landesbank
   Girozentrale) Series B (A-1+,
   P-1)
   3.10%..................03/15/96   $ 4,200   $ 4,200,000

  Oakland Certificates of
   Participation (Capital
   Improvement Project) DN
   (Mitsubishi Bank LOC) (A-1+,
   VMIG-1)**
   3.30%..................02/07/96    25,600    25,600,000

  Oakland Economic Development
   Revenue Bonds (Leamington
   Project) Series 1994A DN (First
   Interstate LOC) (A-1)**
   3.00%..................02/07/96     4,300     4,300,000

  Pasadena Certificates of
   Participation (Rose Bowl
   Improvements) DN (Industrial
   Bank of Japan LOC) (A-1,
   VMIG-1)**
   3.10%..................02/07/96     6,600     6,600,000

  Redlands City Multifamily
   Revenue Refunding Bonds
   (Parkview Terrace Project)
   Series 1991A DN (Bank of
   America LOC) (VMIG-1)**
   2.95%..................02/07/96     3,600     3,600,000

  Riverside County Certificates of
   Participation (Riverside County
   Public Facility) Series 1985A
   DN (Sanwa Bank LOC) (A-1+,
   VMIG-1)**
   2.80%..................02/07/96     3,000     3,000,000

  Riverside County Certificates of
   Participation (Riverside County
   Public Facility) Series 1985B
   DN (Sanwa Bank LOC) (A-1+,
   VMIG-1)**
   2.85%..................02/07/96     9,300     9,300,000

  Riverside County Certificates of
   Participation (Riverside County
   Public Facility) Series 1985C
   DN (Sanwa Bank LOC) (A-1+,
   VMIG-1)**
   2.85%..................02/07/96     5,600     5,600,000

  Riverside County Multifamily
   Housing Bonds (Sierra Pines
   Apartments Project) Series
   1991A DN (Swiss Bank LOC)
   (A-1+)**
   3.05%..................02/07/96     4,715     4,715,000

  Sacramento County (Courthouse
   Project -- Administration
   Center) DN (Union Bank of
   Switzerland LOC) (A-1+,
   VMIG-1)**
   2.85%..................02/07/96     8,900     8,900,000

  Sacramento Municipal Utility
   District Series I TECP
   (Bayerische LB Girozentrale
   LOC) (A-1+, P-1)
   3.10%..................02/08/96     1,100     1,100,000

   3.50%..................02/22/96     5,000     5,000,000

  San Bernardino County TRAN
   (Toronto Dominion LOC) (SP-1+)
   4.50%..................07/05/96    11,000    11,024,903

  San Diego Multifamily Housing
   Bonds (Las Flores Project)
   Series 1991A DN (Swiss Bank
   LOC) (A-1+)**
   2.95%..................02/07/96     8,200     8,200,000

  San Francisco City & County
   Housing Authority Multifamily
   Housing Revenue Bonds
   (Winterland Project) Series
   1985C DN (Citibank LOC) (A-1,
   VMIG-1)**
   3.05%..................02/07/96     1,200     1,200,000

  San Francisco City & County
   Redevelopment Agency
   Multifamily Housing Revenue
   Bonds (Bayside Village Project)
   Series B DN (Industrial Bank of
   Japan LOC) (A-1+, VMIG-1)**
   3.25%..................02/07/96     6,500     6,500,000

  San Francisco City & County
   Redevelopment Agency
   Multifamily Housing Revenue
   Bonds (South Harbor Project) DN
   (VMIG-1)**
   2.975%.................02/07/96    14,200    14,200,000

  San Jose & Santa Clara Water
   Financing Authority Sewer
   Revenue Bonds Series B DN (FGIC
   Insurance) (VMIG-1, A-1+)**
   2.75%..................02/07/96     3,800     3,800,000

  San Jose Multifamily Housing
   Bonds DN (FGIC Insurance)
   (VMIG-1)**
   3.10%..................02/07/96     4,980     4,980,000

  San Juan-Modesto-Santa Clara-
   Redding Public Power Agency
   (San Juan Project) Subordinate
   Lien Revenue Bonds Series B DN
   (AMBAC Insurance) (A-1+,
   VMIG-1)**
   2.90%..................02/07/96     2,000     2,000,000


                             CALIFORNIA MONEY FUND
                      Statement of Net Assets (Concluded)

      INVESTMENTS IN      MATURITY     PAR
        SECURITIES          DATE      (000)       VALUE
----------------------------------   -------   -----------
  Santa Clara Multifamily Housing
   Bonds (Fox Chase Project) DN
   (FGIC Insurance) (A-1+,
   VMIG-1)**
   3.10%..................02/07/96   $ 1,600   $ 1,600,000

  Southeast California Lease
   Revenue Refunding Bonds
   (Resource Recovery Facility
   Authority) DN (Industrial Bank
   of Japan LOC) (A-1, VMIG-1)**
   3.30%..................02/07/96    19,600    19,600,000

  Triunfo Sanitation District
   Revenue Bonds DN (Banque
   Nationale de Paris LOC)
   (A-1+)**
   3.10%..................02/07/96     2,400     2,400,000

  Vista Multifamily Housing Bonds
   (Shadow Ridge Apartment
   Project) DN (Swiss Bank LOC)
   (A-1+)**
   3.05%..................02/07/96     2,600     2,600,000

  Washington Township Hospital
   District (Alameda County) DN
   (Industrial Bank of Japan LOC)
   (VMIG-1)**
   3.40%..................02/07/96    12,100    12,100,000
                                               -----------
                                               404,354,475
                                               -----------

PUERTO RICO -- 3.75%
  Puerto Rico Government
   Development Bank TECP (A-1+,
   P-1)
   3.65%..................02/01/96    10,000    10,000,000

   3.30%..................03/15/96     4,200     4,200,000

  Puerto Rico Highway &
   Transportation Authority
   Highway Revenue Bonds Series X
   DN (Landesbank Hessen-Thuringen
   LOC) (A-1+, VMIG-1)**
   2.80%..................02/07/96     1,000     1,000,000

  Puerto Rico Industrial Medical
   Higher Education and
   Environmental Pollution Control
   Facility Authority (Ana G.
   Mendez Education Foundation
   Project) DN (Bank of Tokyo LOC)
   (A-1+)**
   3.20%..................02/07/96       600       600,000
                                               -----------
                                                15,800,000
                                               -----------


                                                 VALUE
                                              ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $420,154,475*)...........   99.79%    $420,154,475
OTHER ASSETS IN EXCESS OF
  LIABILITIES....................    0.21          891,488
                                      ---     ------------
NET ASSETS (Equivalent to $1.00
  per share based on 390,018,431
  California Money and 31,165,272
  California Dollar Shares
  outstanding)...................  100.00%    $421,045,963
                                   ======     ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($421,045,963 / 421,183,703)...........            $1.00
                                                     =====

-------------
* Aggregate cost for federal income tax purposes is $420,154,475.

** Variable rate demand notes -- the interest rate shown is as of January 31, 1996, and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount owed can be recovered through demand.

    The Moody's Investors Service, Inc. and Standard &
    Poor's Ratings Group ratings are believed to be the most recent ratings available at January 31, 1996. The ratings have not been verified by the Independent
    Accountants and, therefore, are not covered by the Report of the Independent Accountants.

---------------------------------------------------------

                             CALIFORNIA MONEY FUND
                           SUPPLEMENTARY INFORMATION
                         Maturity Schedule of Portfolio
                                January 31, 1996

          MATURITY
           PERIOD            PAR          PERCENTAGE
       -------------     ------------     ----------
       1-30 Days.....    $350,832,000        83.5%
       31-60 Days....      17,000,000         4.1%
       121-150 Days..       9,800,000         2.3%
             Over 150
       Days..........      42,430,000        10.1%

        Average Weighted Maturity of Portfolio -- 28 days

---------------------------------------------------------

               See accompanying notes to financial statements.

                     CALIFORNIA INTERMEDIATE MUNICIPAL FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                            Statement of Net Assets
                                January 31, 1996

      INVESTMENTS IN      MATURITY     PAR
        SECURITIES          DATE      (000)       VALUE
----------------------------------   -------   -----------
CALIFORNIA -- 94.99%
  California Department of Water
   Resources (Central Valley
   Project) Series I (Pre-Refunded
   06/01/00 @101.50) RB (Aaa)
   6.60%..................12/01/19   $   400   $   447,000

  California Education Authority
   (Pepperdine University) RB
   (MBIA Insurance) (Aaa)
   6.80%..................11/01/00       500       557,500

  California Education Authority
   (Stanford University) RB (Aaa)
   5.50%..................11/01/00       800       858,000

  California Health Facilities
   Financing Authority
   (Cedars-Sinai Hospital) Series
   1990 RB (Aa)
   6.50%..................11/01/00       600       646,500

  California Pollution Control
   Financing Authority (Southern
   California Edison Company)
   Series 1986C DN (A-1)**
   3.70%..................02/01/96       300       300,000

  City of Sacramento Financing
   Authority (Pre-Refunded
   11/01/01 @ 102) RB (Aaa)
   6.70%..................11/01/11       500       575,000

  East Bay Municipal Utility
   District RB (AMBAC Insurance)
   (Aaa)
   7.00%..................06/01/00       800       896,000

  Elk Grove Unified School
   District (Pre-Refunded 12/01/98
   @ 103) RB (FGIC Insurance)
   (Aaa)
   9.00%..................12/01/07       700       815,500

  Los Angeles County Public Works
   RB (Aa1)
   4.70%..................03/01/03     1,000     1,001,250

  Los Angeles County
   Transportation Commission Sales
   Tax Revenue Series A
   (Pre-Refunded 07/01/98 @ 102)
   RB (Aaa)
   8.00%..................07/01/18       800       891,000

  Los Angeles Department of Water
   and Power (Electric Plant) RB
   (Aa)
   9.00%..................02/01/01       500       606,250

  Los Angeles Department of Water
   and Power (Electric Plant)
   Series 1990 RB (Aa)
   6.75%..................05/15/99       500       541,875

  Northern California Power Agency
   Public Power Revenue Refunding
   (Geothermal Project No. 3)
   Series B RB (AMBAC Insurance)
   (Aaa)
   5.50%..................07/01/00       600       630,750

  Sacramento Special Tax Refunding
   Bonds (Laguna Community
   Facilities District) RB (FGIC
   Insurance) (Aaa)
   5.40%..................12/01/01       640       679,200

  San Francisco Bay Area Rapid
   Transit District Sales Tax RB
   (A1)
   6.60%..................07/01/99       600       648,000

  San Francisco Various Purpose
   Unlimited Tax GO Series A RB
   (Aa)
   6.20%..................12/15/99       700       756,875

  Southern California Public Power
   Authority (Joint Power Project)
   RB (A)
   6.75%..................07/01/00       600       660,750

  Southern California Public Power
   Authority (Refunding Project)
   Series A RB (Aaa)
   6.00%..................07/01/00       500       541,250

  State of California GO (Aa)
   4.10%..................09/01/01     1,000       995,000

  State of California Public Works
   Board (Regents of The
   University of California)
   Series 1990A (Pre-Refunded
   12/01/02 @ 102) RB (Aaa)
   6.60%..................12/01/22       500       579,375

  West Sacramento Redevelopment
   Agency RB (MBIA Insurance)
   (Aaa)
   6.25%..................09/01/01       500       550,625
                                               -----------
                                                14,177,700
                                               -----------

PUERTO RICO -- 3.92%
  Puerto Rico Public Building
   Authority (Public Education &
   Health Facility) Series L
   (Pre-Refunded 07/01/02 @
   101.50) RB (Aaa)
   6.875%.................07/01/21       500       585,000
                                               -----------

VIRGIN ISLANDS -- 3.84%
  Virgin Islands Public Finance
   Authority (Pre-Refunded
   10/01/00 @ 101) RB (Aaa)
   7.25%..................10/01/07       500       573,750
                                               -----------


                     CALIFORNIA INTERMEDIATE MUNICIPAL FUND
                      Statement of Net Assets (Concluded)

                                                  VALUE
                                               -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $14,693,051*).............  102.75%    $15,336,450
LIABILITIES IN EXCESS OF
  OTHER ASSETS....................   (2.75)      (410,496)
                                     -----     ------------
NET ASSETS (Equivalent to $10.58
  per share based on 1,410,308
  California Intermuni shares
  outstanding)....................  100.00%    $14,925,954
                                    ======     ===========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  ($14,925,954 / 1,410,308)...............          $10.58
                                                    ======
-------------
*  Aggregate cost for federal income tax purposes is
   $14,693,051. Net unrealized appreciation for all
   securities is as follows:
   Excess of value over tax cost..........        $654,960
   Excess of tax cost over value..........         (11,561)
                                                  --------
                                                  $643,399
                                                  ========

** Variable rate demand notes -- the interest rate shown is as of January 31, 1996, and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount owed can be recovered through demand.
   The Moody's Investors Service, Inc. and Standard &
   Poor's Ratings Group ratings are believed to be the most recent ratings available at January 31, 1996. The ratings have not been verified by the Independent
   Accountants and, therefore, are not covered by the Report of the Independent Accountants.

  ---------------------------------------------------------

                           CALIFORNIA INTERMEDIATE
                                MUNICIPAL FUND
                          SUPPLEMENTARY INFORMATION
                               January 31, 1996

  Average Weighted Maturity of Portfolio -- 4.67 years

---------------------------------------------------------

INVESTMENT ABBREVIATIONS:

DN       Demand Notes (Variable Rate)
GO       General Obligation
LOC      Letter of Credit
MB       Municipal Bonds
PCRB     Pollution Control Revenue Bond
RB       Revenue Bonds
TECP     Tax-Exempt Commercial Paper
TRAN     Tax and Revenue Anticipation Notes

                See accompanying notes to financial statements.

                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                            Statements of Operations
                          Year Ended January 31, 1996

                                                                    CALIFORNIA      CALIFORNIA
                                                                       MONEY       INTERMEDIATE
                                                                       FUND       MUNICIPAL FUND
                                                                    -----------   --------------
Investment income:
  Interest..................................................        $15,918,912     $  805,813
                                                                    -----------     ----------
Expenses:
  Investment advisory fee...................................            848,458         31,177
  Administration fee........................................            848,458         31,177
  Service Organization fees:
     Dollar shares..........................................             59,647             --
  Custodian fees............................................            106,217          4,746
  Legal fees................................................             40,500          1,170
  Transfer agent fees.......................................             45,000          1,980
  Audit fees................................................             55,650          2,035
  Directors' and Officer's fees and expenses................             40,300          1,240
  Registration and filing fees..............................              6,000             --
  Printing..................................................             16,650          2,275
  Other.....................................................             30,073          5,486
                                                                    -----------     ----------
                                                                      2,096,953         81,286
  Fees waived by Investment Adviser and Administrators......         (1,188,580)       (50,110)
                                                                    -----------     ----------
     Total expenses.........................................            908,373         31,176
                                                                    -----------     ----------
       Net investment income................................         15,010,539        774,637
                                                                    -----------     ----------
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments sold..............             (1,064)       122,647
  Increase in unrealized appreciation of investments........                 --        819,650
  Increase in amortized market discount.....................                 --            111
                                                                    -----------     ----------
     Net gain (loss) on investments.........................             (1,064)       942,408
                                                                    -----------     ----------
Net increase in net assets resulting from operations........        $15,009,475     $1,717,045
                                                                    ============    ==========

                See accompanying notes to financial statements.

                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                      Statements of Changes in Net Assets

                                                                      CALIFORNIA INTERMEDIATE
                                       CALIFORNIA MONEY FUND              MUNICIPAL FUND
                                   -----------------------------     -------------------------
                                    YEAR ENDED       YEAR ENDED      YEAR ENDED    YEAR ENDED
                                   JANUARY 31,      JANUARY 31,      JANUARY 31,   JANUARY 31,
                                       1996             1995            1996          1995
                                   ------------     ------------     -----------   -----------
Net investment income..........    $ 15,010,539     $ 11,572,454     $   774,637   $   944,558
Net realized and unrealized
  gain (loss) on investments...          (1,064)         (39,944)        942,408    (1,455,564)
                                   ------------     ------------     -----------   -----------
Net increase (decrease) in net
  assets resulting from
  operations...................      15,009,475       11,532,510       1,717,045      (511,006)
                                   ------------     ------------     -----------   -----------
Distributions to shareholders
  from:
  Net investment income:
     Money shares..............     (14,224,381)     (11,142,146)             --            --
     Plus shares...............              --               --              --            --
     Dollar shares.............        (786,158)        (430,308)             --            --
     Intermuni shares..........              --               --        (774,637)     (944,558)
  Net realized capital gains...              --               --         (55,495)      (64,692)
                                   ------------     ------------     -----------   -----------
Total distributions............     (15,010,539)     (11,572,454)       (830,132)   (1,009,250)
                                   ------------     ------------     -----------   -----------
Increase (decrease) in net
  assets from capital share
  transactions.................      24,197,013       21,291,148      (3,393,178)   (1,108,779)
                                   ------------     ------------     -----------   -----------
Net increase (decrease) in net
  assets.......................      24,195,949       21,251,204      (2,506,265)   (2,629,035)
Net assets:
  Beginning of period..........     396,850,014      375,598,810      17,432,219    20,061,254
                                   ------------     ------------     -----------   -----------
  End of period................    $421,045,963     $396,850,014     $14,925,954   $17,432,219
                                   ============     ============     ===========   ===========

                See accompanying notes to financial statements.

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                              Financial Highlights
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                             MONEY SHARES
                                                                     ------------------------------------------------------------
                                                                       YEAR         YEAR         YEAR         YEAR         YEAR
                                                                      ENDED        ENDED        ENDED        ENDED        ENDED
                                                                     01/31/96     01/31/95     01/31/94     01/31/93     01/31/92
                                                                     --------     --------     --------     --------     --------
Net Asset Value, Beginning of Period.............................    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                     --------     --------     --------     --------     --------
  Income From Investment Operations:
    Net Investment Income........................................      0.0356       0.0281       0.0223       0.0251       0.0375
                                                                     --------     --------     --------     --------     --------
  Less Distributions:
    Dividends to Shareholders From Net Investment Income.........     (0.0356)     (0.0281)     (0.0223)     (0.0251)     (0.0375)
                                                                     --------     --------     --------     --------     --------
Net Asset Value, End of Period...................................    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                     ========     ========     ========     ========     ========
Total Return.....................................................       3.62%        2.84%        2.25%        2.54%        3.82%
Ratios/Supplemental Data:
  Net Assets, End of Period $(000)...............................     389,883      385,824      356,501      359,193      490,141
  Ratio of Expenses to Average Daily Net Assets(1)...............        .20%         .20%         .20%         .30%         .30%
  Ratio of Net Investment Income to Average Daily Net Assets.....       3.55%        2.79%        2.23%        2.52%        3.75%

---------------

(1) Operating expense ratios before waivers of Investment Adviser and Administrator fees for Money shares for the years ended January 31, 1996, 1995, 1994, 1993 and 1992 were .48%, .48%, .49%, .48%, and .48%, respectively.

                See accompanying notes to financial statements.

                             CALIFORNIA MONEY FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                              Financial Highlights
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         PLUS SHARES
                      --------------------------------------------------------------
                         YEAR         YEAR          YEAR         YEAR         YEAR
                         ENDED        ENDED         ENDED        ENDED        ENDED
                      01/31/96(2)  01/31/95(2)   01/31/94(2)  01/31/93(2)   01/31/92
                      -----------  -----------   -----------  -----------   --------
Net Asset Value,
  Beginning of
  Period............  $  1.00      $  1.00      $   1.00      $   1.00      $   1.00
                        -----        -----         -----         -----         -----
  Income From
    Investment
    Operations:
    Net Investment
      Income........       --           --            --        0.0191        0.0350
                        -----        -----         -----         -----         -----
  Less
    Distributions:
    Dividends to
      Shareholders
      From Net
      Investment
      Income........       --           --            --       (0.0191)      (0.0350)
                        -----        -----         -----         -----         -----
Net Asset Value,
  End of Period.....  $  1.00      $  1.00      $   1.00      $   1.00      $   1.00
                        =====        =====         =====         =====         =====
Total Return........       --           --            --         1.93%         3.57%
Ratios/Supplemental
  Data:
  Net Assets, End of
    Period $(000)...       --           --            --            --        27,656
  Ratio of Expenses
    to Average Daily
    Net Assets1.....       --           --            --          .55%          .55%
  Ratio of Net
    Investment
    Income to
    Average Daily
    Net Assets......       --           --            --         2.27%         3.50%

                                         DOLLAR SHARES
                      ----------------------------------------------------
                        YEAR       YEAR       YEAR       YEAR       YEAR
                       ENDED      ENDED      ENDED      ENDED      ENDED
                      01/31/96   01/31/95   01/31/94   01/31/93   01/31/92
                      --------   --------   --------   --------   --------
Net Asset Value,
  Beginning of
  Period............  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                       -------    -------    -------    -------    -------
  Income From
    Investment
    Operations:
    Net Investment
      Income........    0.0331     0.0256     0.0198     0.0226     0.0350
                       -------    -------    -------    -------    -------
  Less
    Distributions:
    Dividends to
      Shareholders
      From Net
      Investment
      Income........   (0.0331)   (0.0256)   (0.0198)   (0.0226)   (0.0350)
                       -------    -------    -------    -------    -------
Net Asset Value,
  End of Period.....  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                       =======    =======    =======    =======    =======
Total Return........     3.37%      2.59%      2.00%      2.29%      3.57%
Ratios/Supplemental
  Data:
  Net Assets, End of
    Period $(000)...    31,163     11,026     19,098     11,750      6,599
  Ratio of Expenses
    to Average Daily
    Net Assets1.....      .45%       .45%       .45%       .55%       .55%
  Ratio of Net
    Investment
    Income to
    Average Daily
    Net Assets......     3.30%      2.54%      1.98%      2.27%      3.50%

---------------

(1) Operating expense ratios before waivers of Investment Adviser and Administrator fees for Plus shares for the years ended January 31, 1993 and 1992 were .64%, and .73%, respectively. Operating expense ratios before waivers of Investment Adviser and Administrator fees for Dollar shares for the years ended January 31, 1996, 1995, 1994, 1993 and 1992 were .73%, .73%,
    .74%, .73%, and .73%, respectively.

(2) Only 100 Plus shares were outstanding during the period from December 1, 1992 to July 12, 1995. As of July 13, 1995 no Plus shares were outstanding.

                See accompanying notes to financial statements.

                     CALIFORNIA INTERMEDIATE MUNICIPAL FUND
                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                              Financial Highlights
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     INTERMUNI SHARES
                                                      -------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                       01/31/96        01/31/95        01/31/94        01/31/93        01/31/92
                                                       --------        --------        --------        --------        --------
Net Asset Value, Beginning of Period..............    $   10.02       $   10.85       $   10.72       $   10.61       $   10.34
                                                        -------         -------         -------         -------         -------
  Income From Investment Operations:
    Net Investment Income.........................       0.5164          0.5165          0.5480          0.5655          0.6070
    Net Realized and Unrealized Gain (Loss) on
      Investments.................................       0.5993         (0.7959)         0.4110          0.2219          0.3296
                                                        -------         -------         -------         -------         -------
      Total From Investment Operations............       1.1157         (0.2794)         0.9590          0.7874          0.9366
                                                        -------         -------         -------         -------         -------
  Less Distributions:
    Dividends From Net Investment Income..........      (0.5164)        (0.5165)        (0.5480)        (0.5655)        (0.6070)
    Distributions From Net Capital Gains..........      (0.0393         (0.0341)        (0.2810)        (0.1119)        (0.0596)
                                                        -------         -------         -------         -------         -------
      Total Distributions.........................      (0.5557)        (0.5506)        (0.8290)        (0.6774)        (0.6666)
                                                        -------         -------         -------         -------         -------
Net Asset Value, End of Period....................    $   10.58       $   10.02       $   10.85       $   10.72       $   10.61
                                                        =======         =======         =======         =======         =======
Total Return......................................       11.36%           (2.51)%         9.26%           7.68%           9.34%
Ratios/Supplemental Data:
  Net Assets, End of Period $(000)................       14,926          17,432          20,061          17,318          19,516
  Ratio of Expenses to Average Daily Net
    Assets(1).....................................         .20%            .20%            .20%            .30%            .30%
  Ratio of Net Investment Income to Average Daily
    Net Assets....................................        4.97%           5.06%           5.06%           5.31%           5.80%
  Portfolio Turnover Rate.........................          26%              3%             23%             52%             63%

---------------

(1) Operating expense ratios before waivers of Investment Adviser and Administrator fees for the years ended January 31, 1996, 1995, 1994, 1993 and 1992 were .52%, .53%, .51%, .48% and .53%, respectively.

                See accompanying notes to financial statements.

                         Notes to Financial Statements

1. General Information

     Municipal Fund for California Investors, Inc. (the "Company") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company consists of two separate portfolios: California Money Fund and California Intermediate Municipal Fund. California Money Fund offers three series of shares: California Money ("Money"), California Money Dollar ("Dollar"), and California Money Plus ("Plus"). California Intermediate Municipal Fund also offers three series of shares:
California Intermuni ("Intermuni"), California Intermuni Dollar ("Intermuni Dollar"), and California Intermuni Plus ("Intermuni Plus"). Shares of each series represent equal pro rata interests in a single investment portfolio and are identical in all respects except that the Dollar and Plus shares of each portfolio bear the service fees described below and are entitled to vote separately on matters relating to these fees.

     Dollar shares and Intermuni Dollar shares are sold pursuant to a non-12b-1 shareholder services plan to institutions other than broker/dealers, and Plus shares and Intermuni Plus shares are sold pursuant to a 12b-1 services plan only to broker/dealers which enter into agreements with each portfolio requiring them to provide certain support services to their customers in consideration of the portfolio's payment of .25% (on an annualized basis) of the average daily net asset value of such shares held by the institutions on behalf of their customers. Dividends paid to Plus and Dollar shareholders are reduced by such fees. In addition, broker/dealers purchasing Plus shares and Intermuni Plus shares may be requested to provide assistance in connection with the distribution of such shares. Money and Intermuni shares are sold to institutional investors who choose not to enter into such servicing agreements with the portfolio. No Intermuni Dollar shares or Intermuni Plus shares have been sold as of January 31, 1996.

     Certain California municipal obligations in the Company's portfolios may be obligations of issuers which rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

2. Significant Accounting Policies

     Portfolio valuation--California Money Fund: Portfolio securities are valued at amortized cost which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

     Portfolio valuation--California Intermediate Municipal Fund: Portfolio securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the mean of the most recent quoted bid and asked prices provided by investment dealers. Market or fair value may be determined by a matrix pricing system which is used to determine the value of municipal obligations based on factors such as yield, price, maturities, call features and ratings on comparable securities. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis.

     Securities transactions and investment income: Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

     Dividends and distributions to shareholders: It is the policy of each portfolio to declare dividends from net investment income daily and to pay such dividends within five business days of the end of each month. Net realized capital gains, if any, are distributed at least annually.

     Federal taxes: No provision is made for federal income or excise taxes because the Company intends to have each portfolio continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code and by distributing all of its earnings to its shareholders.

3. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

     The Company has entered into an Investment Advisory Agreement with PNC Institutional Management Corporation (the "Investment Adviser"), an indirect wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"). PNC Bank serves as the Company's sub-investment adviser pursuant to a Sub-Advisory Agreement between the Investment Adviser and PNC Bank. Under the Investment Advisory Agreement, the Investment Adviser is entitled to receive a fee from the Company, computed daily and payable monthly, at an annual rate of .20% of the value of each portfolio's average daily net assets.

     Provident Distributors, Inc. ("PDI"), serves as the Company's distributor. No compensation is payable by the Company to PDI for its distribution services.
     The Company has entered into an Administration Agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, and PDI (the "Administrators"), for certain administrative services. Pursuant to their administrative agreement with the Company, PFPC and PDI jointly are entitled to receive a fee at an annual rate of .20% of each portfolio's average daily net assets.

     The Investment Adviser and the Administrators have agreed to reduce the advisory and administration fees otherwise payable to them and to reimburse the Portfolios for their operating expenses to the extent necessary to ensure that their annual operating expense ratios (excluding fees paid to Service Organizations pursuant to Servicing Agreements) do not exceed .20% of each portfolio's average daily net assets.

     For the year ended January 31, 1996, with respect to California Money Fund, the Investment Adviser and the Administrators voluntarily waived fees, on an equal basis, totaling $1,188,580.

     For the year ended January 31, 1996, with respect to California Intermediate Municipal Fund, the Investment Adviser and the Administrators voluntarily waived fees, on an equal basis, totaling $50,110.

     Expenses include legal fees paid to counsel to the Company, a partner of which is secretary of the Company.

     PNC Bank also serves as the Company's custodian and PFPC, a subsidiary of PNC Bank, serves as transfer agent.

     Service Organization fees of $2,244 were paid to affiliates of PNC Bank for the year ended January 31, 1996.

4. Fund Shares

     Since California Money Fund has sold, issued as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

                             CALIFORNIA MONEY FUND
                       ----------------------------------
                            YEAR               YEAR
                            ENDED              ENDED
                         JANUARY 31,        JANUARY 31,
                            1996               1995
                       ---------------    ---------------
Sold
  Money shares.......  $ 1,486,914,292    $ 1,362,734,998
  Plus Shares........               --                 --
  Dollar Shares......      231,371,826        175,135,239
Issued as
  reinvestments of
  dividends
  Money Shares.......          762,526            412,873
  Plus Shares........               --                 --
  Dollar Shares......               --            308,417
Redeemed
  Money Shares.......   (1,483,616,508)    (1,333,786,669)
  Plus Shares........             (100)                --
  Dollar Shares......     (211,235,023)      (183,513,710)
                       ---------------    ---------------
Net increase.........  $    24,197,013    $    21,291,148
                       ===============    ===============

                       CALIFORNIA INTERMEDIATE MUNICIPAL FUND
                   -----------------------------------------------
                         YEAR ENDED               YEAR ENDED
                      JANUARY 31, 1996         JANUARY 31, 1995
                   ----------------------   ----------------------
                    SHARES       VALUE       SHARES       VALUE
                   --------   -----------   --------   -----------
Sold Intermuni
 shares...........  260,587   $ 2,716,097    375,627   $ 3,840,132
Issued as
 reinvestments of
 dividends
 Intermuni
 shares...........    2,141        22,457      2,718        27,667
Redeemed Intermuni
 shares........... (591,434)   (6,131,732)  (488,982)   (4,976,578)
                   --------   -----------   --------   -----------
Net decrease...... (328,706)  $(3,393,178)  (110,637)  $(1,108,779)
                   ========   ===========   ========   ===========

     The authorized capital of the Company consists of 2.3 billion Money shares, 300 million Dollar shares, and 300 million Plus shares, 80 million Intermuni shares, 10 million Intermuni Dollar shares and 10 million Intermuni Plus shares, each with a par value of $.001.

5. Capital Loss Carryover

     At January 31, 1996, California Money Fund had a capital loss carryover amounting to $137,740 expiring at various times from 2001 to 2004, and is available to offset possible future capital gains.

6. Purchases and Sales of Securities

     For the year ended January 31, 1996, purchases and sales of investment securities (excluding short-term investments) of California Intermediate Municipal Fund were $3,971,124 and $6,685,706, respectively.

7. Net assets

     At January 31, 1996, net assets consisted of the following:

                                            CALIFORNIA
                                            INTERMEDIATE
                              CALIFORNIA     MUNICIPAL
                              MONEY FUND       FUND
                             ------------   -----------
Paid-in capital............. $421,183,703   $14,249,764
Accumulated net realized
  gain (loss) on
  investments...............     (137,740)       24,097
Amortized market discount...           --         8,694
Net unrealized appreciation
  of investments............           --       643,399
                              -----------    ----------
Total Net Assets............ $421,045,963   $14,925,954
                              ===========    ==========

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Municipal Fund for California Investors, Inc.

     We have audited the accompanying statements of net assets of Municipal Fund for California Investors, Inc. (comprised of California Money Fund and California Intermediate Municipal Fund Portfolios) as of January 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of January 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Municipal Fund for California Investors, Inc. as of January 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 27, 1996

Directors
  G. Willing Pepper
    Chairman
  William R. Howell
  Rodney D. Johnson
  Rudolph A. Peterson
  Anthony M. Santomero

Officers
  G. Willing Pepper
    President
  Edward J. Roach
    Vice President and
    Treasurer
  Morgan R. Jones
    Secretary

Investment Adviser
  PNC Institutional Management
  Corporation
  400 Bellevue Parkway
  Wilmington, DE 19809

Co-Administrators
  PFPC Inc.
  400 Bellevue Parkway
  Wilmington, DE 19809

  Provident Distributors, Inc.
  259 Radnor-Chester Road
  Suite 120
  Radnor, PA 19087

Distributor
  Provident Distributors, Inc.
  259 Radnor-Chester Road
  Suite 120
  Radnor, PA 19087

Transfer Agent
  PFPC Inc.
  P.O. Box 8950
  Wilmington, DE 19885-9628

This report is submitted for
the general information of the
shareholders of the Company.
It is not authorized for
distribution to prospective
investors unless accompanied
or preceded by effective
prospectuses for each
portfolio of the Company,
which contain information
concerning the investment
policies of the portfolios as
well as other pertinent
information.

PIF-A-011



                            CALIFORNIA MONEY FUND

                           CALIFORNIA INTERMEDIATE
                                MUNICIPAL FUND

                            Investment Portfolios
                                  Offered by
                              Municipal Fund for
                          California Investors, Inc.

                     [PROVIDENT INSTITUTIONAL FUNDS LOGO]

                        Annual Report to Shareholders
                               January 31, 1996